Subsequent events - Additional Information (Details) - Subsequent Event	Feb. 25, 2021 $ / shares shares
Subsequent Event [Line Items]
Share repurchase program, shares	1,116,885
Share repurchase program, average price per share | $ / shares	$ 44.77
American Depositary Shares
Subsequent Event [Line Items]
Share repurchase program, shares	2,233,770